Note 18 - Expenses by Nature (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Industrial Research Assistance Program subsidy	$ 0	$ 2,149,092